Provisions (Tables)	3 Months Ended
Sep. 30, 2024
Provisions [abstract]
Provisions

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Current liabilities
Non-refundable sales tax and other provisions	16,196	13,375